Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2014
Investments, All Other Investments [Abstract]
Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2014		December 31, 2013
		Carrying	Fair	Carrying	Fair
	Fair Value	Amount	Value	Amount	Value
	Hierarchy	Asset (Liability)	Asset (Liability)	Asset (Liability)	Asset (Liability)
	Level	$	$	$	$
Recurring:
Cash and cash equivalents	Level 1	251,561	251,561	219,126	219,126
Derivative instruments (note 9)
Interest rate swap agreements	Level 2	(187,616)	(187,616)	(141,143)	(141,143)
Cross currency swap agreements	Level 2	(32,186)	(32,186)	(25,433)	(25,433)
Foreign currency forward contracts	Level 2	(164)	(164)	(842)	(842)
Non-Recurring:
Vessels and equipment	Level 2	—	—	17,250	17,250
Other:
Long-term debt - public (note 6)	Level 1	(943,963)	(964,564)	(487,097)	(496,609)
Long-term debt - non-public (note 6)	Level 2	(1,599,518)	(1,581,529)	(1,881,879)	(1,835,218)

Summary of Partnership's Financing Receivables

The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

			June 30,	December 31,
	Credit Quality		2014	2013
	Indicator	Grade	$	$
Direct financing leases	Payment activity	Performing	79,446	27,567